Revenue from contracts with customers (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Contract balances [Line Items]
Accounts Receivable, Net	SFr 865				SFr 1,001
Contract with Customer, Liability	55				48
Contract with Customer, Liability, Revenue Recognized	9	SFr 10	SFr 18	SFr 8
Bank
Contract balances [Line Items]
Accounts Receivable, Net	865				993
Contract with Customer, Liability	55				SFr 48
Contract with Customer, Liability, Revenue Recognized	SFr 9	SFr 10	SFr 18	SFr 8